CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 928,385	$ 647,295
Accounts receivable, net of allowance for credit losses	1,458,354	1,474,898
Unbilled revenue	1,054,478	1,096,592
Other receivables	117,413	116,750
Prepayments and other current assets	114,811	105,316
Income taxes receivable	75,204	60,824
Total current assets	3,748,645	3,501,675
Non-current assets:
Property, plant and equipment, net	385,427	395,724
Goodwill	8,721,268	8,731,689
Intangible assets, net	3,146,498	3,247,118
Operating right-of-use assets	114,859	128,948
Other receivables	68,985	75,707
Deferred tax asset	107,409	106,871
Investments in equity	107,229	82,050
Total Assets	16,400,320	16,269,782
Current liabilities:
Accounts payable	118,238	192,117
Unearned revenue	1,603,204	1,550,471
Other liabilities	916,522	904,826
Income taxes payable	16,939	18,999
Current bank credit lines, loan facilities and notes	1,279,762	529,762
Total current liabilities	3,934,665	3,196,175
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	2,110,783	2,872,616
Lease liabilities	102,790	117,122
Non-current other liabilities	77,674	72,807
Non-current income taxes payable	105,923	103,251
Deferred tax liability	690,323	714,427
Commitments and contingencies	0	0
Total Liabilities	7,022,158	7,076,398
Shareholders' Equity:
Ordinary shares, issued and outstanding	6,346	6,305
Additional paid‑in capital	7,180,646	7,131,956
Other undenominated capital	1,606	1,606
Accumulated other comprehensive loss	(109,820)	(68,534)
Retained earnings	2,299,384	2,122,051
Total Shareholders' Equity	9,378,162	9,193,384
Total Liabilities and Shareholders' Equity	$ 16,400,320	$ 16,269,782